CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (326,900)	¥ (276,412)	¥ (98,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance cost and debt discount	48,100	5,917
Depreciation and amortization	378,130	227,355	145,406
Net gain on disposal of property and equipment		(62)
Share-based compensation expense	59,843	64,165	4,061
Reversal of allowance for doubtful accounts		(2,156)
Deferred tax benefit	(11,622)	(10,624)	(10,589)
Changes in operating assets and liabilities, net of effect of acquisitions:
Increase of accounts receivable	(134,631)	(79,383)	(37,647)
Increase of VAT recoverable	(194,335)	(94,588)	(41,431)
(Increase) decrease of prepaid expenses	520	1,034	(15,017)
Increase of restricted cash	(9,762)	(21,248)	(6,425)
(Increase) decrease of other current assets	11,500	(20,534)	(12,287)
Increase of other non-current assets	(23,111)	(24,820)	(22,766)
(Decrease) increase of accounts payable	33,903	43,844	(5,150)
Increase (decrease) of due to related parties		(2,668)	2,668
Increase (decrease) of deferred revenue	14,952	(5,851)	3,207
(Decrease) increase of accrued expenses and other payables	(80,294)	22,018	(1,071)
Increase of other long-term liabilities	59,095	23,785	15,327
Net cash used in operating activities	(174,612)	(150,228)	(80,298)
Cash flows from investing activities
Payments for purchase of property and equipment	(1,720,165)	(987,763)	(732,979)
Payments for purchase of intangible assets	(6,000)
Loans advanced to subsidiaries prior to acquisitions	(6,025)	(42,000)
Cash acquired from the acquisition of subsidiaries	21,297	1,237
Cash paid for the acquisition of subsidiaries	(279,885)	(103,600)
Deposit paid for potential acquisitions	(5,000)	(15,000)
Proceeds from sale of property and equipment		62	52
Deposits paid for construction of property and equipment	(40,000)
Release of restricted cash related to purchase of property and equipment			1,022
Net cash used in investing activities	(2,035,778)	(1,147,064)	(731,905)
Cash flows from financing activities:
Proceeds from short-term borrowings	553,490	339,777	333,000
Proceeds from long-term borrowings	3,086,390	1,269,996	584,457
Repayment of short-term borrowings	(381,071)	(433,000)	(289,000)
Repayment of long-term borrowings	(1,401,023)	(373,946)	(137,709)
Payment of issuance cost of borrowings	(62,460)	(57,438)	(24,310)
Proceeds from exercise of stock options	3,377
Proceeds from issuance of convertible bonds		327,580	648,950
Repayment of bonds payable			(14,330)
Proceeds from a related party loan			64,936
Repayment of a related party loan		(65,474)
Net proceeds from issuance of ordinary shares	649,834	1,221,518
Payment of preferred shares dividends		(76,502)
Repurchase of redeemable preferred shares			(23,300)
Payment under capital lease and other financing obligations	(68,670)	(23,897)	(17,934)
Restricted cash deposited related to borrowings	(33,100)
Restricted cash released upon repayment of borrowings			2,925
Net cash provided by financing activities	2,346,767	2,128,614	1,127,685
Effect of exchange rate changes on cash	(74,250)	55,499	2,258
Net increase in cash	62,127	886,821	317,740
Cash at beginning of year	1,811,319	924,498	606,758
Cash at end of year	1,873,446	1,811,319	924,498
Supplemental disclosures of cash flow information
Interest paid	358,748	228,678	81,216
Income tax paid	1,369	5,645	853
Supplemental disclosures of non-cash investing and financing activities
(Settlement of) payables for purchase of property and equipment	(287,327)	128,901	20,402
Purchase of property and equipment through capital leases and other financing arrangement	828,452	568,984	¥ 205,000
Changes in consideration payable for the acquisition of subsidiaries.	254,470	25,900
Issuance of ordinary shares to settle preference dividend		¥ 266,794
Conversion of convertible bonds	¥ 1,106,227